Critical Accounting Judgments and Estimates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Critical Accounting Judgments and Estimates [Abstract]
Derivative assets and liabilities
Goodwill	2,446,603	2,446,603
Impairment of intangible assets	$ 692,800	$ 756,900